CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Contract assets	₺ 44,732	₺ 32,385
Contract liabilities and merchant advances	₺ 1,906,945	₺ 2,056,628
Maturity term of Contract assets	1 month	1 month
Advances received from customers for marketplace transactions	₺ 1,339,675	₺ 1,427,181
Minimum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	1 day
Maximum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	4 days